Segment Information	9 Months Ended
Oct. 31, 2025
Segment Reporting [Abstract]
Segment Information

Note 10 — Segment Information

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker has been identified as the Chairman, Chief Executive Officer, and Chief Financial Officer (“CODM”), who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment. The CODM reviews the position of total assets available to assess if the Company has sufficient resources available to discharge its liabilities.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Three Months Ended October 31, 2025	For the Three Months Ended October 31, 2024	For the Nine Months Ended October 31, 2025	For the Period from July 23, 2024 (Inception) to October 31, 2024
General and administrative expenses	$375,265	$43,064	$726,449	$43,064
Interest earned on investments held in Trust Account	$888,798	$-	$1,524,470	$-

The key measures of segment profit or loss reviewed by the CODM are interest earned on investments held in Trust Account and general and administrative expenses. General and administrative expenses include accounting expenses, printing expenses, and regulatory filing fees, none of which are deemed to be significant segment expenses and are reviewed in aggregate to ensure alignment with budget and contractual obligations. These expenses are monitored to manage and forecast cash available to complete a business combination within the required period.